14. Commitments and Contingency: Long-term Purchase Commitment (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Long-term Purchase Commitment
2014	$154,877
2015	157,563
2016	160,271
2017	23,215
$495,926